Convertible Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2012
Convertible Preferred Stock

The convertible preferred stock at March 31, 2012 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$41,418
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	50,226
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	40,783

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$132,427

The convertible preferred stock at March 31, 2011 consists of the following (in thousands, except shares):

	Shares Authorized	Shares Issued and Outstanding	Proceeds, Net of Issuance Costs	Aggregate Liquidation Amount
Series
Series A 2002 Convertible Preferred Stock	3,802,086	3,802,084	$23,374	$39,543
Series A 2004 Convertible Preferred Stock	4,806,000	4,806,000	30,999	47,740
Series A 2005 Convertible Preferred Stock	3,738,469	3,673,469	27,000	38,617

Total convertible preferred stock	12,346,555	12,281,553	$81,373	$125,900